Warrants (Details) - Schedule of warrant exercises	12 Months Ended
Dec. 31, 2021 $ / shares shares
February 17, 2017 [Member]
Warrants (Details) - Schedule of warrant exercises [Line Items]
Number of warrants outstanding, beginning balance	1,050,000
Value in USD (per warrant), outstanding beginning balance	0.75
Number of warrants, exercised (in Dollars per share) | $ / shares	$ (400,000)
Value in USD (per warrant), exercised (in Dollars per share) | $ / shares	$ 1.14
Number of warrants outstanding, ending balance	650,000
Value in USD (per warrant), outstanding ending balance	0.2
March 21, 2017 [Member]
Warrants (Details) - Schedule of warrant exercises [Line Items]
Number of warrants outstanding, beginning balance	1,400,000
Value in USD (per warrant), outstanding beginning balance	1.32
Number of warrants, exercised (in Dollars per share) | $ / shares	$ (202,500)
Number of warrants outstanding, ending balance	1,197,500
Value in USD (per warrant), outstanding ending balance	0.77
Bottom of range [member] | March 21, 2017 [Member]
Warrants (Details) - Schedule of warrant exercises [Line Items]
Value in USD (per warrant), exercised (in Dollars per share) | $ / shares	$ 1.59
Top of range [member] | March 21, 2017 [Member]
Warrants (Details) - Schedule of warrant exercises [Line Items]
Value in USD (per warrant), exercised (in Dollars per share) | $ / shares	$ 2.94